RISK MANAGEMENT - Concentration by past due days (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
RISK MANAGEMENT
Debt instruments held	$ 191,409,730	$ 182,282,743
Not later than one month
RISK MANAGEMENT
Debt instruments held	180,942,729	173,840,093
Between 1 and 3 months
RISK MANAGEMENT
Debt instruments held	2,178,087	2,357,187
Between 3 and 6 months
RISK MANAGEMENT
Debt instruments held	871,986	1,027,547
Between 6 and 12 months
RISK MANAGEMENT
Debt instruments held	2,883,483	2,277,890
Later than 1 year
RISK MANAGEMENT
Debt instruments held	4,533,445	2,780,026
Commercial
RISK MANAGEMENT
Debt instruments held	98,659,287	92,768,553
Commercial | Not later than one month
RISK MANAGEMENT
Debt instruments held	93,964,499	89,172,106
Commercial | Between 1 and 3 months
RISK MANAGEMENT
Debt instruments held	442,168	464,573
Commercial | Between 3 and 6 months
RISK MANAGEMENT
Debt instruments held	380,250	542,233
Commercial | Between 6 and 12 months
RISK MANAGEMENT
Debt instruments held	940,604	937,931
Commercial | Later than 1 year
RISK MANAGEMENT
Debt instruments held	2,931,766	1,651,710
Consumer
RISK MANAGEMENT
Debt instruments held	41,055,939	39,700,670
Consumer | Not later than one month
RISK MANAGEMENT
Debt instruments held	38,281,594	37,661,558
Consumer | Between 1 and 3 months
RISK MANAGEMENT
Debt instruments held	1,186,264	873,583
Consumer | Between 3 and 6 months
RISK MANAGEMENT
Debt instruments held	360,392	282,165
Consumer | Between 6 and 12 months
RISK MANAGEMENT
Debt instruments held	1,041,383	742,197
Consumer | Later than 1 year
RISK MANAGEMENT
Debt instruments held	186,306	141,167
Mortgage
RISK MANAGEMENT
Debt instruments held	25,959,112	23,983,283
Mortgage | Not later than one month
RISK MANAGEMENT
Debt instruments held	24,476,867	22,205,284
Mortgage | Between 1 and 3 months
RISK MANAGEMENT
Debt instruments held	343,553	647,059
Mortgage | Between 3 and 6 months
RISK MANAGEMENT
Debt instruments held	60,578	136,005
Mortgage | Between 6 and 12 months
RISK MANAGEMENT
Debt instruments held	233,077	333,204
Mortgage | Later than 1 year
RISK MANAGEMENT
Debt instruments held	845,037	661,731
Financial Leases
RISK MANAGEMENT
Debt instruments held	24,503,317	24,550,829
Financial Leases | Not later than one month
RISK MANAGEMENT
Debt instruments held	23,161,256	23,678,408
Financial Leases | Between 1 and 3 months
RISK MANAGEMENT
Debt instruments held	161,373	321,232
Financial Leases | Between 3 and 6 months
RISK MANAGEMENT
Debt instruments held	56,704	52,548
Financial Leases | Between 6 and 12 months
RISK MANAGEMENT
Debt instruments held	601,506	207,619
Financial Leases | Later than 1 year
RISK MANAGEMENT
Debt instruments held	522,478	291,022
Small Business
RISK MANAGEMENT
Debt instruments held	1,232,075	1,279,408
Small Business | Not later than one month
RISK MANAGEMENT
Debt instruments held	1,058,513	1,122,737
Small Business | Between 1 and 3 months
RISK MANAGEMENT
Debt instruments held	44,729	50,740
Small Business | Between 3 and 6 months
RISK MANAGEMENT
Debt instruments held	14,062	14,596
Small Business | Between 6 and 12 months
RISK MANAGEMENT
Debt instruments held	66,913	56,939
Small Business | Later than 1 year
RISK MANAGEMENT
Debt instruments held	$ 47,858	$ 34,396